Summary of Restricted Stock Activity (Detail) (Restricted Stock)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock
Number of shares
Beginning Balance	99,869	101,448	112,720
Granted	12,000			112,720
Vested	(7,763)		(11,272)
Cancelled	(322)	(1,579)
Ending Balance	103,784	99,869	101,448	112,720